Film costs (Tables)	12 Months Ended
Mar. 31, 2021
Other Industries [Abstract]
Summary of Film Costs
Film costs are comprised of the following:

	Yen in millions
	March 31
	2020	2021
Motion picture productions:
Released	99,482	68,302
Completed and not released	18,776	20,148
In production and development	67,199	141,268
Television productions:
Released	186,344	126,236
In production and development	25,093	33,712

Film costs for content predominantly monetized individually	396,894	389,666
Film costs for Media Networks content*1	61,959	69,760
Less: current portion of broadcasting rights included in inventories *2	(31,517)	—

Film costs	427,336	459,426

*1	Substantially all of Sony’s film costs for Media Networks content are broadcasting rights and predominantly monetized with other content.

*2
Sony adopted ASU 2019-02 effective as of April 1, 2020, and as a result, broadcasting rights in the Pictures segment and animation film production costs in the Music segment were reclassified from inventories to film costs.

Summary of Unamortized Film Costs	Unamortized film costs for released content and Media Networks content at March 31, 2021 are expected to be amortized as follows:

Fiscal year ending March 31	Film costs for released content predominantly monetized individually	Film costs for Media Networks content
2022	77%	42%
2023	11%	24%
2024	3%	14%

Total	91%	80%